Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets

Note 2. Intangible Assets

In 2002, the Company acquired CB&T Capital Corporation, a one-bank holding company, whose wholly-owned subsidiary was Citizens Bank & Trust Company in Louisville, Mississippi. In addition to the intangible assets related to the purchase of CB&T Capital Corporation, the Company recorded intangible assets from the purchase of branches located in Kosciusko and Scooba, Mississippi and from the purchase of Three D Mortgage Company. The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total
Kosciusko Branch	$295,837
Scooba Branch	220,000
Three D Mortgage Company	66,220
CB&T Capital Corporation	2,567,600

Total goodwill	$3,149,657

The Company has also allocated intangible assets to be recognized as core deposit intangibles from the CB&T Capital Corporation acquisition. The core deposit intangible balance is detailed as follows:

Purchase	Total	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$1,846,909	$—

Total core deposit intangible	$1,846,909	$1,846,909	$—

Total amortization expense related to all intangible assets for the years ended December 31, 2013, 2012 and 2011 was $-0-, $76,955 and $184,691, respectively.